Components of Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Other expenses and adjustments

	2024	2023	2022
Research and development expenses
Clinical trial expenses	$5,463	$3,675	$4,970
Manufacturing & related process development expenses	8,267	5,789	2,148
Intellectual property expenses	433	397	544
Translational science expenses	101	—	264
Personnel-related expenses	5,451	6,324	6,023
Share-based compensation expense	1,717	1,305	1,371
Other expenses	215	219	112
	$21,647	$17,709	$15,432

General and administrative expenses
Public company-related expenses	$8,565	$11,278	$6,790
Personnel-related expenses	2,848	3,332	2,870
Office expenses	492	457	433
Share-based compensation expense	1,006	612	1,007
Depreciation - property and equipment	120	81	93
Depreciation - right-of-use assets	304	322	299
	$13,335	$16,082	$11,492